UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04186

JOHN HANCOCK INCOME SECURITIES TRUST

(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116 (Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE

TREASURER

200 BERKELEY STREET

BOSTON, MA 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 543-9634

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

ITEM 1. REPORT TO STOCKHOLDERS.

Semiannual report
John Hancock
Income Securities Trust
Closed-end fixed income
Ticker: JHS
April 30, 2025

John Hancock
Income Securities Trust

2	Your fund at a glance
3	Portfolio summary
4	Fund’s investments
31	Financial statements
35	Financial highlights
36	Notes to financial statements
44	Investment objective, principal investment strategies, and principal risks
47	Additional information
48	Shareholder meeting
49	More information
1	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to generate a high level of current income consistent with prudent investment risk.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2025 (%)

The Bloomberg U.S. Government/Credit Index tracks the performance of U.S. government bonds, U.S. corporate bonds, and Yankee bonds.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The performance data contained within this material represents past performance, which does not guarantee future results.
Investment returns and principal value will fluctuate and a shareholder may sustain losses. Further, the fund’s performance at net asset value (NAV) is different from the fund’s performance at closing market price because the closing market price is subject to the dynamics of secondary market trading. Market risk may increase when shares are purchased at a premium to NAV or sold at a discount to NAV. Current month-end performance may be higher or lower than the performance cited. The fund’s most recent performance can be found at jhinvestments.com or by calling 800-852-0218.
SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	2

Portfolio summary
PORTFOLIO COMPOSITION AS OF 4/30/2025 (% of total investments)

QUALITY COMPOSITION AS OF 4/30/2025 (% of total investments)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 4-30-25 and do not reflect subsequent downgrades or upgrades, if any.
3	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 69.8% (42.7% of Total investments)				$97,946,752
(Cost $99,379,858)
U.S. Government 8.9%				12,579,101
U.S. Treasury
Bond (A)(B)	4.000	11-15-42	954,000	879,618
Bond	4.500	11-15-54	2,291,000	2,217,616
Bond	4.625	11-15-44	816,000	807,840
Note (B)	3.750	04-15-26	205,000	204,702
Note	3.875	03-31-27	1,152,000	1,157,355
Note	3.875	04-30-30	1,983,000	1,997,098
Note	4.000	04-30-32	25,000	25,109
Note (A)(B)	4.250	10-15-25	3,300,000	3,301,415
Note	4.250	03-15-27	102,000	103,128
Note (A)(B)	4.250	06-30-29	943,000	963,702
Note	4.375	08-15-26	268,000	269,968
Note	4.625	02-15-35	628,000	651,550
U.S. Government Agency 60.9%				85,367,651
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru (B)	4.500	01-01-38	1,469,898	1,461,777
30 Yr Pass Thru (B)	3.500	07-01-46	304,366	281,299
30 Yr Pass Thru (B)	3.500	10-01-46	276,308	251,999
30 Yr Pass Thru (B)	3.500	12-01-46	118,692	109,771
30 Yr Pass Thru	3.500	02-01-47	676,743	624,820
30 Yr Pass Thru (B)	3.500	11-01-48	1,247,742	1,149,669
30 Yr Pass Thru (B)	4.000	05-01-52	712,136	671,287
30 Yr Pass Thru (B)	4.500	07-01-52	217,576	209,618
30 Yr Pass Thru (B)	4.500	07-01-52	1,869,492	1,801,115
30 Yr Pass Thru (B)	4.500	08-01-52	126,102	121,677
30 Yr Pass Thru (B)	4.500	08-01-52	627,346	604,940
30 Yr Pass Thru (B)	4.500	08-01-52	525,128	506,372
30 Yr Pass Thru (B)	4.500	09-01-52	337,962	325,363
30 Yr Pass Thru (B)	4.500	09-01-52	368,560	355,627
30 Yr Pass Thru (B)	4.500	09-01-52	3,163,710	3,052,940
30 Yr Pass Thru	4.500	02-01-54	304,253	292,816
30 Yr Pass Thru (B)	5.000	07-01-52	949,788	939,348
30 Yr Pass Thru (B)	5.000	07-01-52	823,258	816,331
30 Yr Pass Thru (B)	5.000	08-01-52	818,073	804,734
30 Yr Pass Thru (B)	5.000	08-01-52	642,524	631,445
30 Yr Pass Thru (B)	5.000	10-01-52	740,848	732,473
30 Yr Pass Thru (B)	5.000	11-01-52	1,576,784	1,567,336
30 Yr Pass Thru	5.000	12-01-52	953,045	936,315
30 Yr Pass Thru (B)	5.000	02-01-53	365,767	360,146
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	4

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru (B)	5.000	02-01-53	1,365,225	$1,348,512
30 Yr Pass Thru (B)	5.000	04-01-53	601,979	596,491
30 Yr Pass Thru (B)	5.000	05-01-53	1,359,653	1,344,113
30 Yr Pass Thru (B)	5.000	12-01-54	348,586	343,556
30 Yr Pass Thru (B)	5.500	09-01-52	909,841	917,183
30 Yr Pass Thru (B)	5.500	11-01-52	1,769,852	1,784,132
30 Yr Pass Thru (B)	5.500	11-01-52	1,873,220	1,884,237
30 Yr Pass Thru (B)	5.500	02-01-53	809,377	816,666
30 Yr Pass Thru (B)	5.500	02-01-53	831,823	836,455
30 Yr Pass Thru (B)	5.500	03-01-53	666,656	671,826
30 Yr Pass Thru (B)	5.500	04-01-53	739,132	745,789
30 Yr Pass Thru	5.500	04-01-53	517,179	517,796
30 Yr Pass Thru (B)	5.500	06-01-53	881,747	887,071
30 Yr Pass Thru (B)	5.500	06-01-53	856,079	862,719
30 Yr Pass Thru (B)	5.500	06-01-53	678,796	683,403
30 Yr Pass Thru (B)	5.500	07-01-53	944,285	950,871
30 Yr Pass Thru (B)	5.500	07-01-53	686,855	690,358
30 Yr Pass Thru (B)	5.500	07-01-53	680,691	684,482
30 Yr Pass Thru (B)	5.500	07-01-53	571,617	574,800
30 Yr Pass Thru (B)	5.500	12-01-53	522,617	525,282
30 Yr Pass Thru	5.500	02-01-55	422,344	424,695
30 Yr Pass Thru (B)	6.000	04-01-53	815,931	835,687
30 Yr Pass Thru (B)	6.000	05-01-53	669,603	685,816
30 Yr Pass Thru (B)	6.000	08-01-53	636,164	652,164
30 Yr Pass Thru (B)	6.000	09-01-53	869,673	890,730
30 Yr Pass Thru (B)	6.000	10-01-53	582,011	594,784
30 Yr Pass Thru (B)	6.000	11-01-53	625,271	639,336
30 Yr Pass Thru (B)	6.000	11-01-53	644,881	661,160
30 Yr Pass Thru (B)	6.000	03-01-54	613,590	627,066
30 Yr Pass Thru (B)	6.500	09-01-53	653,067	678,316
30 Yr Pass Thru (B)	6.500	10-01-53	688,382	713,523
Federal National Mortgage Association
30 Yr Pass Thru (B)	3.000	12-01-51	763,292	669,168
30 Yr Pass Thru	3.500	12-01-42	882,081	828,530
30 Yr Pass Thru (B)	3.500	01-01-43	981,350	923,701
30 Yr Pass Thru (B)	3.500	04-01-45	331,476	307,243
30 Yr Pass Thru (B)	3.500	11-01-46	671,432	619,786
30 Yr Pass Thru (B)	3.500	07-01-47	689,084	634,788
30 Yr Pass Thru (B)	3.500	07-01-47	633,144	584,641
30 Yr Pass Thru (B)	3.500	11-01-47	285,106	262,374
30 Yr Pass Thru (B)	3.500	09-01-49	136,862	124,838
30 Yr Pass Thru (B)	3.500	03-01-50	359,322	327,416
30 Yr Pass Thru (B)	4.000	09-01-41	236,898	228,232
30 Yr Pass Thru (B)	4.000	01-01-49	629,011	592,341
5	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru (B)	4.000	07-01-49	131,392	$124,307
30 Yr Pass Thru (B)	4.000	08-01-49	273,984	259,552
30 Yr Pass Thru (B)	4.000	02-01-50	225,535	212,528
30 Yr Pass Thru (B)	4.000	03-01-51	712,704	672,268
30 Yr Pass Thru (B)	4.000	08-01-51	481,441	455,480
30 Yr Pass Thru (B)	4.000	10-01-51	956,382	901,225
30 Yr Pass Thru (B)	4.000	04-01-52	90,970	85,382
30 Yr Pass Thru	4.000	06-01-52	944,888	886,260
30 Yr Pass Thru (B)	4.000	06-01-52	990,740	929,267
30 Yr Pass Thru (B)	4.000	06-01-52	756,203	712,118
30 Yr Pass Thru (B)	4.000	07-01-52	383,530	360,572
30 Yr Pass Thru (B)	4.500	06-01-52	388,980	375,361
30 Yr Pass Thru (B)	4.500	06-01-52	906,871	873,702
30 Yr Pass Thru (B)	4.500	08-01-52	455,033	436,648
30 Yr Pass Thru (B)	4.500	08-01-52	100,459	96,933
30 Yr Pass Thru (B)	4.500	08-01-52	746,466	716,306
30 Yr Pass Thru	4.500	09-01-52	613,929	593,345
30 Yr Pass Thru (B)	5.000	06-01-52	606,844	601,501
30 Yr Pass Thru (B)	5.000	08-01-52	1,153,803	1,137,155
30 Yr Pass Thru (B)	5.000	09-01-52	300,234	295,057
30 Yr Pass Thru (B)	5.000	10-01-52	1,320,037	1,301,650
30 Yr Pass Thru (B)	5.000	10-01-52	699,938	693,556
30 Yr Pass Thru (B)	5.000	11-01-52	2,507,038	2,484,181
30 Yr Pass Thru (B)	5.000	12-01-52	648,585	642,672
30 Yr Pass Thru	5.000	03-01-53	1,026,219	1,013,656
30 Yr Pass Thru (B)	5.000	11-01-53	468,676	459,423
30 Yr Pass Thru (B)	5.000	11-01-54	542,943	534,388
30 Yr Pass Thru (B)	5.500	10-01-52	549,704	553,968
30 Yr Pass Thru (B)	5.500	01-01-53	1,748,446	1,758,182
30 Yr Pass Thru (B)	5.500	02-01-53	796,119	803,289
30 Yr Pass Thru	5.500	03-01-53	636,575	641,512
30 Yr Pass Thru (B)	5.500	04-01-53	1,569,909	1,578,651
30 Yr Pass Thru (B)	5.500	05-01-53	928,375	933,545
30 Yr Pass Thru	5.500	05-01-53	1,112,067	1,121,735
30 Yr Pass Thru (B)	5.500	05-01-53	944,343	951,667
30 Yr Pass Thru (B)	5.500	05-01-53	665,343	670,503
30 Yr Pass Thru (B)	5.500	07-01-53	581,650	583,799
30 Yr Pass Thru (B)	5.500	05-01-54	562,413	565,369
30 Yr Pass Thru (B)	6.000	05-01-53	643,099	659,273
30 Yr Pass Thru (B)	6.000	07-01-53	630,600	644,686
30 Yr Pass Thru (B)	6.000	08-01-53	739,224	751,942
30 Yr Pass Thru (B)	6.000	08-01-53	591,296	601,391
30 Yr Pass Thru (B)	6.000	07-01-54	558,768	572,646
30 Yr Pass Thru	6.500	04-01-53	668,722	696,718
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	6

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru (B)	6.500	05-01-53	475,357	$491,797
30 Yr Pass Thru	6.500	08-01-53	643,830	670,784
30 Yr Pass Thru (B)	6.500	08-01-53	668,876	695,834
30 Yr Pass Thru (B)	6.500	09-01-53	648,177	673,237
30 Yr Pass Thru (B)	6.500	10-01-53	536,334	555,821

30 Yr Pass Thru (B)	6.500	11-01-53	533,192	555,514
Corporate bonds 70.0% (42.7% of Total investments)				$98,168,623
(Cost $99,680,116)
Communication services 4.4%				6,145,751
Diversified telecommunication services 1.3%
AT&T, Inc. (B)	2.750	06-01-31	491,000	440,607
AT&T, Inc.	3.550	09-15-55	432,000	289,300
AT&T, Inc. (B)	4.500	05-15-35	136,000	128,309
GCI LLC (C)	4.750	10-15-28	208,000	196,776
IHS Holding, Ltd. (C)	7.875	05-29-30	200,000	192,803
IHS Holding, Ltd. (A)(B)(C)	8.250	11-29-31	228,000	219,655
Iliad Holding SAS (C)	7.000	04-15-32	200,000	202,726
Windstream Services LLC (C)	8.250	10-01-31	92,000	94,182
Entertainment 0.3%
WarnerMedia Holdings, Inc. (B)	4.279	03-15-32	443,000	379,332
WMG Acquisition Corp. (C)	3.875	07-15-30	102,000	93,797
Interactive media and services 0.2%
Match Group Holdings II LLC (C)	3.625	10-01-31	67,000	57,450
Match Group Holdings II LLC (C)	4.125	08-01-30	201,000	181,759
Media 1.5%
CCO Holdings LLC	4.500	05-01-32	91,000	80,852
Charter Communications Operating LLC	2.800	04-01-31	396,000	343,921
Charter Communications Operating LLC	6.384	10-23-35	338,000	342,139
Midcontinent Communications (C)	8.000	08-15-32	216,000	220,212
News Corp. (B)(C)	3.875	05-15-29	166,000	156,184
Paramount Global	4.200	05-19-32	78,000	69,789
Paramount Global	4.375	03-15-43	161,000	115,976
Paramount Global	4.950	05-19-50	328,000	241,873
Sirius XM Radio LLC (C)	4.000	07-15-28	179,000	168,390
TCI Communications, Inc. (B)	7.875	02-15-26	415,000	425,249
Wireless telecommunication services 1.1%
T-Mobile USA, Inc. (B)	3.875	04-15-30	798,000	769,996
T-Mobile USA, Inc. (B)	4.850	01-15-29	230,000	232,569
T-Mobile USA, Inc. (B)	5.375	04-15-27	135,000	135,009
Vodafone Group PLC (B)	5.625	02-10-53	143,000	132,638
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	228,000	234,258
7	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary 5.8%				$8,179,729
Automobile components 0.0%
Dealer Tire LLC (A)(B)(C)	8.000	02-01-28	46,000	44,624
Automobiles 2.7%
Ford Motor Company	9.625	04-22-30	390,000	442,210
Ford Motor Credit Company LLC	4.000	11-13-30	624,000	555,383
Ford Motor Credit Company LLC	5.113	05-03-29	440,000	421,987
Ford Motor Credit Company LLC	5.800	03-08-29	287,000	281,777
Ford Motor Credit Company LLC	6.054	11-05-31	245,000	237,516
Ford Motor Credit Company LLC	6.125	03-08-34	502,000	475,174
Ford Motor Credit Company LLC	7.122	11-07-33	195,000	196,377
General Motors Financial Company, Inc. (B)	5.850	04-06-30	670,000	681,340
General Motors Financial Company, Inc. (B)	5.950	04-04-34	174,000	173,204
Nissan Motor Acceptance Company LLC (C)	6.950	09-15-26	260,000	262,232
Broadline retail 0.2%
Kohl’s Corp. (A)(B)	4.625	05-01-31	128,000	80,159
Macy’s Retail Holdings LLC (A)(B)(C)	5.875	04-01-29	101,000	95,779
Macy’s Retail Holdings LLC (A)(B)(C)	5.875	03-15-30	91,000	84,747
Macy’s Retail Holdings LLC (A)(B)(C)	6.125	03-15-32	89,000	80,135
Diversified consumer services 0.0%
Service Corp. International	5.750	10-15-32	43,000	42,451
Hotels, restaurants and leisure 1.4%
Booking Holdings, Inc. (B)	4.625	04-13-30	73,000	73,575
Caesars Entertainment, Inc. (A)(B)(C)	6.000	10-15-32	244,000	230,029
Caesars Entertainment, Inc. (C)	6.500	02-15-32	99,000	99,519
Full House Resorts, Inc. (A)(B)(C)	8.250	02-15-28	100,000	93,588
Hilton Grand Vacations Borrower LLC (C)	6.625	01-15-32	191,000	187,147
Jacobs Entertainment, Inc. (C)	6.750	02-15-29	77,000	70,070
MGM Resorts International	4.750	10-15-28	332,000	320,129
Midwest Gaming Borrower LLC (C)	4.875	05-01-29	210,000	198,252
NCL Corp., Ltd. (C)	6.750	02-01-32	160,000	156,230
Resorts World Las Vegas LLC (C)	4.625	04-16-29	200,000	172,064
Rivers Enterprise Borrower LLC (C)	6.625	02-01-33	140,000	138,186
Royal Caribbean Cruises, Ltd. (C)	5.625	09-30-31	87,000	86,331
Royal Caribbean Cruises, Ltd. (C)	6.250	03-15-32	50,000	50,749
Travel + Leisure Company (C)	4.625	03-01-30	91,000	84,742
Household durables 0.4%
Brookfield Residential Properties, Inc. (C)	5.000	06-15-29	117,000	104,142
Century Communities, Inc. (C)	3.875	08-15-29	157,000	140,043
KB Home (A)(B)	4.000	06-15-31	178,000	160,418
Newell Brands, Inc. (A)(B)	6.375	05-15-30	125,000	113,787
Specialty retail 1.1%
Asbury Automotive Group, Inc. (C)	4.625	11-15-29	55,000	51,720
Asbury Automotive Group, Inc.	4.750	03-01-30	165,000	154,307
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	8

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
AutoNation, Inc. (B)	4.750	06-01-30	244,000	$239,287
Global Auto Holdings, Ltd. (C)	8.750	01-15-32	192,000	153,800
Global Auto Holdings, Ltd. (C)	11.500	08-15-29	132,000	126,720
Group 1 Automotive, Inc. (C)	4.000	08-15-28	107,000	101,722
Lithia Motors, Inc. (C)	3.875	06-01-29	80,000	74,280
Lithia Motors, Inc. (A)(B)(C)	4.375	01-15-31	121,000	111,152
Lithia Motors, Inc. (C)	4.625	12-15-27	40,000	38,839
Saks Global Enterprises LLC (C)	11.000	12-15-29	168,000	101,898
The Michaels Companies, Inc. (C)	5.250	05-01-28	253,000	131,833
The Michaels Companies, Inc. (C)	7.875	05-01-29	234,000	80,419
Velocity Vehicle Group LLC (C)	8.000	06-01-29	136,000	137,367
Textiles, apparel and luxury goods 0.0%
S&S Holdings LLC (C)	8.375	10-01-31	45,000	42,289
Consumer staples 1.0%				1,446,688
Consumer staples distribution and retail 0.0%
Performance Food Group, Inc. (C)	6.125	09-15-32	65,000	65,019
Food products 1.0%
Fiesta Purchaser, Inc. (A)(B)(C)	7.875	03-01-31	34,000	35,617
JBS USA LUX SA (B)	5.500	01-15-30	45,000	45,692
JBS USA LUX SA (B)	5.750	04-01-33	384,000	391,954
JBS USA LUX SA (B)(C)	5.950	04-20-35	55,000	56,599
MARB BondCo PLC (C)	3.950	01-29-31	299,000	258,610
Mars, Inc. (B)(C)	5.000	03-01-32	135,000	136,082
NBM US Holdings, Inc. (C)	6.625	08-06-29	298,000	296,722
Pilgrim’s Pride Corp.	6.250	07-01-33	154,000	160,393
Energy 11.9%				16,661,553
Oil, gas and consumable fuels 11.9%
Aker BP ASA (C)	5.800	10-01-54	150,000	131,271
Aker BP ASA (C)	6.000	06-13-33	245,000	246,019
Antero Midstream Partners LP (C)	5.375	06-15-29	182,000	177,615
Antero Midstream Partners LP (C)	6.625	02-01-32	143,000	144,478
Antero Resources Corp. (C)	5.375	03-01-30	69,000	66,768
Ascent Resources Utica Holdings LLC (A)(B)(C)	5.875	06-30-29	237,000	229,970
Ascent Resources Utica Holdings LLC (C)	6.625	10-15-32	60,000	59,371
Blue Racer Midstream LLC (C)	7.000	07-15-29	131,000	133,261
Blue Racer Midstream LLC (A)(B)(C)	7.250	07-15-32	86,000	88,182
Buckeye Partners LP (C)	4.500	03-01-28	47,000	45,311
Cheniere Energy Partners LP (B)	4.000	03-01-31	362,000	338,374
Cheniere Energy Partners LP (B)	5.950	06-30-33	232,000	236,823
Cheniere Energy, Inc. (B)	5.650	04-15-34	107,000	106,568
Civitas Resources, Inc. (C)	8.625	11-01-30	111,000	106,982
9	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Columbia Pipelines Holding Company LLC (B)(C)	5.681	01-15-34	173,000	$171,252
Columbia Pipelines Operating Company LLC (B)(C)	5.927	08-15-30	87,000	90,984
Columbia Pipelines Operating Company LLC (B)(C)	6.036	11-15-33	280,000	289,319
Continental Resources, Inc. (B)	4.900	06-01-44	162,000	125,110
Continental Resources, Inc. (B)(C)	5.750	01-15-31	299,000	294,390
Diamondback Energy, Inc. (B)	5.750	04-18-54	182,000	162,627
DT Midstream, Inc. (B)(C)	5.800	12-15-34	230,000	227,846
Enbridge, Inc. (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680% to 7-15-47, then 3 month CME Term SOFR + 4.430%)	5.500	07-15-77	340,000	325,260
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	347,000	332,576
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	306,000	299,767
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	352,000	379,417
Energean Israel Finance, Ltd. (C)	5.375	03-30-28	79,000	74,418
Energean Israel Finance, Ltd. (C)	5.875	03-30-31	138,000	124,559
Energy Transfer LP (B)	5.150	03-15-45	345,000	289,610
Energy Transfer LP (B)	5.250	07-01-29	145,000	146,946
Energy Transfer LP (B)	5.400	10-01-47	250,000	215,242
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (D)	6.500	11-15-26	488,000	484,630
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (D)	7.125	05-15-30	381,000	375,460
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%) (A)(B)	5.250	08-16-77	580,000	561,059
EQT Corp. (B)(C)	6.375	04-01-29	108,000	110,509
EQT Corp. (B)(C)	7.500	06-01-30	90,000	96,775
Expand Energy Corp. (B)	4.750	02-01-32	171,000	160,436
Genesis Energy LP	7.875	05-15-32	100,000	97,302
Genesis Energy LP	8.000	05-15-33	197,000	191,073
Global Partners LP (C)	8.250	01-15-32	227,000	231,091
Harbour Energy PLC (B)(C)	6.327	04-01-35	339,000	322,164
Hess Midstream Operations LP (C)	4.250	02-15-30	59,000	55,383
Hess Midstream Operations LP (A)(B)(C)	5.500	10-15-30	25,000	24,410
Hess Midstream Operations LP (C)	6.500	06-01-29	44,000	44,685
Howard Midstream Energy Partners LLC (C)	7.375	07-15-32	27,000	27,637
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	10

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Leviathan Bond, Ltd. (C)	6.500	06-30-27	327,000	$321,477
Leviathan Bond, Ltd. (C)	6.750	06-30-30	64,000	61,842
Long Ridge Energy LLC (C)	8.750	02-15-32	247,000	235,196
Matador Resources Company (C)	6.250	04-15-33	98,000	92,502
MC Brazil Downstream Trading SARL (C)	7.250	06-30-31	192,415	148,737
MPLX LP (B)	4.950	09-01-32	149,000	144,722
MPLX LP (B)	5.000	03-01-33	152,000	146,842
Occidental Petroleum Corp.	5.375	01-01-32	96,000	91,324
Occidental Petroleum Corp.	6.050	10-01-54	241,000	207,909
Occidental Petroleum Corp.	6.450	09-15-36	262,000	255,235
Occidental Petroleum Corp.	6.600	03-15-46	126,000	118,811
Occidental Petroleum Corp.	6.625	09-01-30	678,000	701,247
Occidental Petroleum Corp.	8.500	07-15-27	405,000	428,153
ONEOK, Inc. (B)	6.050	09-01-33	242,000	248,277
ONEOK, Inc. (B)	6.625	09-01-53	260,000	258,828
Ovintiv, Inc. (B)	6.250	07-15-33	132,000	130,098
Ovintiv, Inc. (B)	7.200	11-01-31	84,000	88,642
Parkland Corp. (C)	4.500	10-01-29	157,000	148,015
Parkland Corp. (C)	4.625	05-01-30	132,000	124,242
Parkland Corp. (C)	6.625	08-15-32	67,000	66,691
Sabine Pass Liquefaction LLC (B)	4.500	05-15-30	416,000	410,280
Sunoco LP	4.500	04-30-30	238,000	223,973
Sunoco LP (C)	6.250	07-01-33	92,000	91,876
Sunoco LP (C)	7.000	05-01-29	137,000	140,858
Sunoco LP (C)	7.250	05-01-32	137,000	142,071
Talos Production, Inc. (C)	9.000	02-01-29	22,000	21,090
Talos Production, Inc. (C)	9.375	02-01-31	72,000	67,696
Targa Resources Corp. (B)	5.500	02-15-35	245,000	239,298
Targa Resources Corp. (B)	6.150	03-01-29	222,000	231,429
Targa Resources Partners LP (B)	4.000	01-15-32	267,000	244,566
Var Energi ASA (A)(B)(C)	8.000	11-15-32	715,000	776,153
Venture Global Calcasieu Pass LLC (C)	4.125	08-15-31	119,000	106,904
Venture Global LNG, Inc. (C)	7.000	01-15-30	132,000	124,344
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (C)(D)	9.000	09-30-29	439,000	377,336
Venture Global LNG, Inc. (C)	9.500	02-01-29	333,000	345,066
Vital Energy, Inc. (A)(B)(C)	7.875	04-15-32	135,000	104,881
Western Midstream Operating LP (B)	4.050	02-01-30	234,000	221,394
Western Midstream Operating LP (B)	5.450	11-15-34	118,000	112,101
Whistler Pipeline LLC (B)(C)	5.400	09-30-29	96,000	96,726
Whistler Pipeline LLC (B)(C)	5.700	09-30-31	120,000	121,791
11	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials 22.9%				$32,098,547
Banks 14.1%
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (D)	9.625	05-21-33	287,000	324,221
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	170,000	151,576
Bank of America Corp. (4.571% to 4-27-32, then Overnight SOFR + 1.830%) (B)	4.571	04-27-33	198,000	191,830
Bank of America Corp. (5.015% to 7-22-32, then Overnight SOFR + 2.160%) (B)	5.015	07-22-33	965,000	962,015
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%) (A)(B)	5.425	08-15-35	374,000	366,057
Bank of America Corp. (6.204% to 11-10-27, then Overnight SOFR + 1.990%) (B)	6.204	11-10-28	309,000	321,651
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (D)	6.625	05-01-30	344,000	344,158
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%) (B)	7.700	05-26-84	548,000	557,814
Barclays PLC (5.367% to 2-25-30, then Overnight SOFR + 1.230%)	5.367	02-25-31	227,000	230,031
Barclays PLC (7.385% to 11-2-27, then 1 Year CMT + 3.300%) (B)	7.385	11-02-28	435,000	461,543
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (D)	8.000	03-15-29	274,000	279,924
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (B)(C)	5.497	05-20-30	201,000	204,855
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (C)(D)	9.250	11-17-27	206,000	216,741
Citibank NA (B)	5.488	12-04-26	430,000	438,143
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	288,000	294,787
Citigroup, Inc. (6.270% to 11-17-32, then Overnight SOFR + 2.338%)	6.270	11-17-33	150,000	158,979
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%)	5.253	03-05-31	168,000	168,240
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	199,000	202,348
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%) (B)	5.982	01-30-30	151,000	152,855
Credit Agricole SA (5.335% to 1-10-29, then Overnight SOFR + 1.690%) (B)(C)	5.335	01-10-30	440,000	448,664
Credit Agricole SA (6.316% to 10-3-28, then Overnight SOFR + 1.860%) (B)(C)	6.316	10-03-29	281,000	294,994
Danske Bank A/S (5.019% to 3-4-30, then 1 Year CMT + 0.930%) (B)(C)	5.019	03-04-31	234,000	234,775
Fifth Third Bancorp (4.772% to 7-28-29, then SOFR Compounded Index + 2.127%)	4.772	07-28-30	95,000	94,679
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%)	5.631	01-29-32	167,000	171,038
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	12

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (D)(E)	7.594	05-31-25	173,000	$169,382
First Citizens BancShares, Inc. (5.231% to 3-12-30, then Overnight SOFR + 1.410%)	5.231	03-12-31	225,000	224,398
First Horizon Corp. (5.514% to 3-7-30, then Overnight SOFR + 1.766%)	5.514	03-07-31	134,000	134,762
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%)	5.272	01-15-31	137,000	138,029
Huntington Bancshares, Inc. (6.141% to 11-18-34, then 5 Year CMT + 1.700%)	6.141	11-18-39	71,000	70,208
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%) (B)	6.208	08-21-29	106,000	110,222
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%) (B)	4.452	12-05-29	115,000	114,856
JPMorgan Chase & Co. (4.912% to 7-25-32, then Overnight SOFR + 2.080%) (B)	4.912	07-25-33	345,000	343,219
JPMorgan Chase & Co. (4.995% to 7-22-29, then Overnight SOFR + 1.125%) (B)	4.995	07-22-30	244,000	247,528
JPMorgan Chase & Co. (5.012% to 1-23-29, then Overnight SOFR + 1.310%) (B)	5.012	01-23-30	260,000	264,337
JPMorgan Chase & Co. (5.294% to 7-22-34, then Overnight SOFR + 1.460%) (B)	5.294	07-22-35	242,000	242,392
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%) (B)	5.581	04-22-30	169,000	175,127
JPMorgan Chase & Co. (5.717% to 9-14-32, then Overnight SOFR + 2.580%) (B)	5.717	09-14-33	355,000	366,196
JPMorgan Chase & Co. (B)	8.750	09-01-30	375,000	441,771
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%) (A)(B)	5.121	04-04-31	233,000	232,649
Lloyds Banking Group PLC (6.750% to 9-27-31, then 5 Year CMT + 3.150%) (A)(B)(D)	6.750	09-27-31	200,000	187,376
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (A)(B)(D)	5.125	11-01-26	141,000	136,549
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	181,000	176,178
NatWest Group PLC (5.516% to 9-30-27, then 1 Year CMT + 2.270%) (B)	5.516	09-30-28	342,000	348,824
NatWest Group PLC (7.300% to 5-19-35, then 5 Year CMT + 2.937%) (A)(B)(D)	7.300	11-19-34	236,000	226,910
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (A)(B)(D)	8.125	11-10-33	308,000	318,084
Popular, Inc.	7.250	03-13-28	218,000	225,199
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	375,000	367,222
13	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%) (A)(B)	5.722	06-06-30	98,000	$100,187
Santander Holdings USA, Inc. (B)	4.400	07-13-27	395,000	392,189
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (A)(B)(C)(D)	5.375	11-18-30	269,000	234,858
The PNC Financial Services Group, Inc. (4.812% to 10-21-31, then Overnight SOFR + 1.259%) (B)	4.812	10-21-32	236,000	233,953
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%) (B)	5.575	01-29-36	158,000	159,926
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%) (B)	5.939	08-18-34	158,000	163,502
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (A)(B)(D)	6.200	09-15-27	355,000	354,766
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (D)	6.250	03-15-30	216,000	212,511
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	234,000	235,247
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	504,000	516,368
Truist Financial Corp. (7.161% to 10-30-28, then Overnight SOFR + 2.446%) (B)	7.161	10-30-29	683,000	737,375
U.S. Bancorp (4.839% to 2-1-33, then Overnight SOFR + 1.600%) (B)	4.839	02-01-34	276,000	268,047
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%) (B)	5.384	01-23-30	153,000	156,673
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%) (B)	5.836	06-12-34	287,000	296,314
U.S. Bancorp (6.787% to 10-26-26, then Overnight SOFR + 1.880%) (B)	6.787	10-26-27	272,000	281,137
Wachovia Corp. (B)	7.574	08-01-26	465,000	482,457
Wells Fargo & Company (4.808% to 7-25-27, then Overnight SOFR + 1.980%) (B)	4.808	07-25-28	621,000	624,895
Wells Fargo & Company (4.897% to 7-25-32, then Overnight SOFR + 2.100%)	4.897	07-25-33	438,000	430,311
Wells Fargo & Company (5.211% to 12-3-34, then Overnight SOFR + 1.380%)	5.211	12-03-35	176,000	173,718
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%)	5.244	01-24-31	140,000	142,903
Wells Fargo & Company (6.491% to 10-23-33, then Overnight SOFR + 2.060%)	6.491	10-23-34	901,000	968,972
Capital markets 4.9%
Ares Capital Corp. (B)	5.875	03-01-29	98,000	98,665
Ares Capital Corp. (B)	7.000	01-15-27	325,000	333,943
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	14

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Ares Strategic Income Fund (B)(C)	5.600	02-15-30	180,000	$176,728
Ares Strategic Income Fund (B)(C)	5.700	03-15-28	45,000	44,917
Ares Strategic Income Fund (B)(C)	6.200	03-21-32	160,000	158,033
Ares Strategic Income Fund (B)(C)	6.350	08-15-29	74,000	75,412
Blackstone Private Credit Fund (B)(C)	5.250	04-01-30	187,000	182,202
Blackstone Private Credit Fund (B)	5.950	07-16-29	97,000	97,498
Blackstone Private Credit Fund (B)	6.000	01-29-32	181,000	179,491
Blackstone Private Credit Fund (B)	7.050	09-29-25	445,000	447,993
Blackstone Private Credit Fund (B)	7.300	11-27-28	241,000	254,973
Blackstone Secured Lending Fund (B)	5.350	04-13-28	179,000	178,499
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	226,000	214,929
Deutsche Bank AG (6.720% to 1-18-28, then Overnight SOFR + 3.180%) (B)	6.720	01-18-29	205,000	214,959
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%) (B)	6.819	11-20-29	171,000	181,684
Deutsche Bank AG (7.079% to 11-10-32, then Overnight SOFR + 3.650%) (B)	7.079	02-10-34	265,000	276,802
HPS Corporate Lending Fund (A)(B)	5.950	04-14-32	91,000	88,844
Jefferies Financial Group, Inc. (B)	6.200	04-14-34	199,000	201,648
Lazard Group LLC (B)	4.375	03-11-29	230,000	225,364
Macquarie Group, Ltd. (5.033% to 1-15-29, then 3 month CME Term SOFR + 2.012%) (B)(C)	5.033	01-15-30	230,000	232,044
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%) (B)	5.173	01-16-30	394,000	401,276
Morgan Stanley (5.320% to 7-19-34, then Overnight SOFR + 1.555%) (B)	5.320	07-19-35	189,000	188,146
Morgan Stanley (5.948% to 1-19-33, then 5 Year CMT + 2.430%)	5.948	01-19-38	531,000	535,301
MSCI, Inc. (B)(C)	3.625	11-01-31	305,000	274,679
Sixth Street Lending Partners (B)	5.750	01-15-30	113,000	111,776
Sixth Street Lending Partners (B)(C)	6.125	07-15-30	90,000	90,328
The Bank of New York Mellon Corp. (4.975% to 3-14-29, then Overnight SOFR + 1.085%) (B)	4.975	03-14-30	146,000	149,292
The Charles Schwab Corp. (5.853% to 5-19-33, then Overnight SOFR + 2.500%) (B)	5.853	05-19-34	139,000	145,234
The Goldman Sachs Group, Inc. (6.484% to 10-24-28, then Overnight SOFR + 1.770%) (B)	6.484	10-24-29	345,000	366,011
UBS Group AG (5.428% to 2-8-29, then 1 Year CMT + 1.520%) (C)	5.428	02-08-30	209,000	214,057
UBS Group AG (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%) (C)(D)	7.000	02-10-30	200,000	193,260
15	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (C)(D)	9.250	11-13-33	298,000	$333,101
Consumer finance 0.6%
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	150,000	147,909
Ally Financial, Inc. (B)	8.000	11-01-31	296,000	327,791
Enova International, Inc. (C)	9.125	08-01-29	58,000	59,327
OneMain Finance Corp.	9.000	01-15-29	96,000	99,952
Trust Fibra Uno (C)	7.375	02-13-34	233,000	230,662
Financial services 0.7%
Apollo Debt Solutions BDC	6.700	07-29-31	191,000	194,374
Apollo Debt Solutions BDC (B)	6.900	04-13-29	328,000	337,240
Block, Inc.	3.500	06-01-31	96,000	85,686
Enact Holdings, Inc. (B)	6.250	05-28-29	242,000	247,750
Macquarie Airfinance Holdings, Ltd. (C)	5.150	03-17-30	54,000	52,992
TrueNoord Capital DAC (C)	8.750	03-01-30	98,000	100,105
Insurance 2.5%
AmWINS Group, Inc. (C)	6.375	02-15-29	86,000	87,025
Athene Global Funding (B)(C)	4.721	10-08-29	135,000	133,849
Athene Global Funding (B)(C)	5.322	11-13-31	162,000	161,665
Athene Holding, Ltd. (B)	5.875	01-15-34	135,000	136,706
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%) (A)(B)	6.625	10-15-54	95,000	91,279
Baldwin Insurance Group Holdings LLC (C)	7.125	05-15-31	110,000	111,924
CNA Financial Corp. (B)	3.900	05-01-29	150,000	146,150
CNO Financial Group, Inc. (B)	5.250	05-30-29	384,000	384,288
CNO Financial Group, Inc. (B)	6.450	06-15-34	121,000	124,836
GA Global Funding Trust (B)(C)	5.200	12-09-31	158,000	157,476
Global Atlantic Financial Company (4.700% to 10-15-26, then 5 Year CMT + 3.796%) (C)	4.700	10-15-51	163,000	154,908
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (C)	7.950	10-15-54	68,000	69,055
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (C)	4.125	12-15-51	203,000	191,709
MassMutual Global Funding II (B)(C)	4.350	09-17-31	200,000	196,945
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%) (B)	6.400	12-15-36	355,000	351,019
Panther Escrow Issuer LLC (C)	7.125	06-01-31	258,000	264,320
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	94,000	91,083
Ryan Specialty LLC (C)	5.875	08-01-32	167,000	164,948
SBL Holdings, Inc. (B)(C)	5.000	02-18-31	101,000	90,102
Teachers Insurance & Annuity Association of America (B)(C)	4.270	05-15-47	430,000	345,226
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	16

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Mortgage real estate investment trusts 0.1%
Starwood Property Trust, Inc. (C)	6.000	04-15-30	158,000	$156,179
Starwood Property Trust, Inc. (C)	7.250	04-01-29	36,000	37,333
Health care 3.3%				4,677,162
Biotechnology 1.1%
AbbVie, Inc. (B)	5.050	03-15-34	83,000	83,699
Amgen, Inc. (B)	5.250	03-02-30	276,000	283,852
Amgen, Inc. (B)	5.250	03-02-33	537,000	542,659
Amgen, Inc. (B)	5.650	03-02-53	277,000	265,866
Regeneron Pharmaceuticals, Inc. (B)	1.750	09-15-30	284,000	242,805
Star Parent, Inc. (C)	9.000	10-01-30	172,000	174,033
Health care equipment and supplies 0.5%
Solventum Corp. (B)	5.400	03-01-29	204,000	208,058
Solventum Corp. (B)	5.450	03-13-31	392,000	400,253
Varex Imaging Corp. (C)	7.875	10-15-27	119,000	114,211
Health care providers and services 0.8%
Centene Corp.	4.250	12-15-27	70,000	68,404
DaVita, Inc. (C)	4.625	06-01-30	123,000	114,397
HCA, Inc. (B)	5.450	04-01-31	193,000	196,695
HCA, Inc. (B)	5.500	06-01-33	230,000	231,471
Horizon Mutual Holdings, Inc. (C)	6.200	11-15-34	238,000	232,731
Humana, Inc. (B)	5.875	03-01-33	195,000	199,693
Pharmaceuticals 0.9%
Endo Finance Holdings, Inc. (A)(B)(C)	8.500	04-15-31	104,000	108,132
IQVIA, Inc. (B)	6.250	02-01-29	224,000	232,754
Royalty Pharma PLC (B)	5.150	09-02-29	113,000	114,176
Viatris, Inc.	2.700	06-22-30	380,000	328,966
Viatris, Inc.	4.000	06-22-50	849,000	534,307
Industrials 6.3%				8,869,222
Aerospace and defense 0.3%
Embraer Netherlands Finance BV (C)	7.000	07-28-30	225,000	239,618
The Boeing Company (B)	6.528	05-01-34	139,000	149,306
Building products 0.6%
Builders FirstSource, Inc. (C)	4.250	02-01-32	225,000	202,638
Builders FirstSource, Inc. (C)	6.375	06-15-32	135,000	135,761
Builders FirstSource, Inc. (A)(B)(C)	6.375	03-01-34	199,000	197,514
Owens Corning (B)	5.700	06-15-34	245,000	251,754
Commercial services and supplies 0.3%
Allied Universal Holdco LLC (C)	7.875	02-15-31	291,000	297,216
Cimpress PLC (C)	7.375	09-15-32	197,000	179,748
17	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Construction and engineering 0.5%
Brundage-Bone Concrete Pumping Holdings, Inc. (C)	7.500	02-01-32	55,000	$53,671
CIMIC Finance USA Pty, Ltd. (B)(C)	7.000	03-25-34	177,000	184,403
Global Infrastructure Solutions, Inc. (C)	5.625	06-01-29	200,000	190,194
MasTec, Inc. (B)	5.900	06-15-29	131,000	133,886
Quanta Services, Inc. (B)	5.250	08-09-34	102,000	100,627
Williams Scotsman, Inc. (C)	6.625	06-15-29	80,000	81,070
Electrical equipment 0.2%
EMRLD Borrower LP (C)	6.625	12-15-30	242,000	245,414
Machinery 0.2%
Flowserve Corp. (B)	3.500	10-01-30	184,000	169,638
JB Poindexter & Company, Inc. (C)	8.750	12-15-31	129,000	129,693
Passenger airlines 2.7%
Air Canada 2020-1 Class C Pass Through Trust (C)	10.500	07-15-26	233,000	245,233
American Airlines 2016-1 Class A Pass Through Trust (B)	4.100	01-15-28	245,975	237,566
American Airlines 2016-3 Class A Pass Through Trust (B)	3.250	10-15-28	28,699	26,789
American Airlines 2017-1 Class A Pass Through Trust (B)	4.000	02-15-29	135,915	129,998
American Airlines 2017-1 Class AA Pass Through Trust (B)	3.650	02-15-29	184,500	175,826
American Airlines 2017-2 Class A Pass Through Trust (B)	3.600	10-15-29	148,453	137,765
American Airlines 2019-1 Class A Pass Through Trust (B)	3.500	02-15-32	268,166	240,057
American Airlines 2019-1 Class AA Pass Through Trust (B)	3.150	02-15-32	188,736	170,611
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	66,392	63,554
American Airlines 2021-1 Class A Pass Through Trust (B)	2.875	07-11-34	202,630	175,336
American Airlines 2021-1 Class B Pass Through Trust (B)	3.950	07-11-30	214,675	200,995
American Airlines, Inc. (A)(B)(C)	7.250	02-15-28	166,000	163,972
British Airways 2018-1 Class A Pass Through Trust (B)(C)	4.125	09-20-31	79,847	76,298
British Airways 2020-1 Class A Pass Through Trust (B)(C)	4.250	11-15-32	86,710	82,714
British Airways 2020-1 Class B Pass Through Trust (B)(C)	8.375	11-15-28	44,332	46,601
Delta Air Lines, Inc. (B)	4.375	04-19-28	143,000	140,215
JetBlue 2019-1 Class AA Pass Through Trust (B)	2.750	05-15-32	208,219	179,955
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	18

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	248,350	$232,788
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	192,358	178,554
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	238,498	242,782
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	262,711	261,518
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	190,329	188,547
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	207,181	206,010
United Airlines, Inc. (C)	4.625	04-15-29	64,000	60,116
Trading companies and distributors 1.5%
AerCap Ireland Capital DAC	3.300	01-30-32	672,000	593,762
AerCap Ireland Capital DAC	6.450	04-15-27	405,000	417,534
AerCap Ireland Capital DAC (6.500% to 1-31-31, then 5 Year CMT + 2.441%)	6.500	01-31-56	150,000	145,664
Air Lease Corp. (B)	5.100	03-01-29	165,000	167,298
Air Lease Corp. (B)	5.850	12-15-27	290,000	298,797
Ashtead Capital, Inc. (B)(C)	5.550	05-30-33	200,000	197,849
BlueLinx Holdings, Inc. (C)	6.000	11-15-29	190,000	180,659
WESCO Distribution, Inc. (C)	6.375	03-15-33	61,000	61,708
Information technology 3.2%				4,507,060
IT services 0.0%
Virtusa Corp. (C)	7.125	12-15-28	48,000	45,760
Semiconductors and semiconductor equipment 1.5%
Broadcom, Inc. (B)(C)	3.419	04-15-33	588,000	524,380
Broadcom, Inc. (B)	4.550	02-15-32	93,000	91,147
Foundry JV Holdco LLC (B)(C)	5.875	01-25-34	239,000	240,008
Micron Technology, Inc. (B)	5.300	01-15-31	154,000	154,674
Micron Technology, Inc. (B)	5.875	02-09-33	140,000	142,902
Micron Technology, Inc. (B)	6.750	11-01-29	693,000	740,983
Qorvo, Inc. (C)	3.375	04-01-31	95,000	83,052
Qorvo, Inc.	4.375	10-15-29	129,000	123,298
Software 1.2%
Atlassian Corp. (B)	5.250	05-15-29	140,000	142,385
Cloud Software Group, Inc. (C)	8.250	06-30-32	66,000	68,846
Cloud Software Group, Inc. (C)	9.000	09-30-29	45,000	45,334
Consensus Cloud Solutions, Inc. (C)	6.500	10-15-28	119,000	116,782
Oracle Corp. (B)	5.250	02-03-32	159,000	161,199
Oracle Corp. (B)	5.550	02-06-53	371,000	339,795
Oracle Corp. (B)	6.250	11-09-32	595,000	634,514
19	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Rocket Software, Inc. (C)	9.000	11-28-28	109,000	$112,307
Technology hardware, storage and peripherals 0.5%
CDW LLC (B)	5.100	03-01-30	75,000	74,858
CDW LLC (B)	5.550	08-22-34	100,000	98,047
Dell International LLC (A)(B)	5.400	04-15-34	567,000	566,789
Materials 2.3%				3,159,289
Chemicals 0.3%
Braskem Netherlands Finance BV (C)	4.500	01-31-30	361,000	299,278
Sasol Financing USA LLC	5.500	03-18-31	158,000	122,307
Construction materials 0.4%
Cemex SAB de CV (A)(B)(C)	3.875	07-11-31	255,000	227,508
Cemex SAB de CV (C)	5.200	09-17-30	256,000	248,417
Quikrete Holdings, Inc. (C)	6.375	03-01-32	129,000	129,727
Containers and packaging 0.3%
Clydesdale Acquisition Holdings, Inc. (C)	6.875	01-15-30	163,000	165,615
Clydesdale Acquisition Holdings, Inc. (C)	8.750	04-15-30	67,000	69,032
Graphic Packaging International LLC (C)	3.500	03-01-29	165,000	153,402
Metals and mining 1.1%
Alcoa Nederland Holding BV (C)	7.125	03-15-31	231,000	237,990
Arsenal AIC Parent LLC (C)	8.000	10-01-30	201,000	208,109
Capstone Copper Corp. (C)	6.750	03-31-33	47,000	46,180
CSN Resources SA (C)	4.625	06-10-31	188,000	142,417
Freeport-McMoRan, Inc. (B)	4.250	03-01-30	278,000	269,982
Freeport-McMoRan, Inc. (A)(B)	5.400	11-14-34	196,000	195,477
Freeport-McMoRan, Inc. (B)	5.450	03-15-43	149,000	137,760
Novelis Corp. (C)	4.750	01-30-30	228,000	212,014
Novelis Corp. (C)	6.875	01-30-30	41,000	41,591
Paper and forest products 0.2%
Magnera Corp. (A)(B)(C)	7.250	11-15-31	267,000	252,483
Real estate 2.1%				2,857,938
Hotel and resort REITs 0.1%
XHR LP (C)	6.625	05-15-30	90,000	88,653
Specialized REITs 2.0%
American Tower Corp. (B)	5.200	02-15-29	830,000	848,838
American Tower Trust I (B)(C)	5.490	03-15-28	300,000	305,235
GLP Capital LP	4.000	01-15-30	121,000	114,058
GLP Capital LP	6.750	12-01-33	90,000	94,885
Iron Mountain Information Management Services, Inc. (C)	5.000	07-15-32	54,000	50,451
Iron Mountain, Inc. (C)	5.250	07-15-30	130,000	125,978
Iron Mountain, Inc. (C)	6.250	01-15-33	129,000	128,764
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	20

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Specialized REITs (continued)
SBA Tower Trust (B)(C)	6.599	01-15-28	96,000	$98,221
Uniti Group LP (C)	6.500	02-15-29	75,000	68,612
VICI Properties LP (B)(C)	3.875	02-15-29	151,000	144,599
VICI Properties LP (B)(C)	4.625	12-01-29	279,000	270,981
VICI Properties LP (B)	5.125	11-15-31	274,000	271,062
VICI Properties LP (B)	5.125	05-15-32	253,000	247,601
Utilities 6.8%				9,565,684
Electric utilities 4.4%
American Electric Power Company, Inc. (B)	5.625	03-01-33	94,000	96,322
Atlantica Transmision Sur SA (C)	6.875	04-30-43	224,150	236,146
Constellation Energy Generation LLC (B)	6.125	01-15-34	54,000	56,737
Constellation Energy Generation LLC (B)	6.500	10-01-53	138,000	142,789
Dominion Energy South Carolina, Inc. (B)	5.300	05-15-33	160,000	162,778
Duke Energy Corp. (B)	5.750	09-15-33	278,000	289,511
Electricite de France SA (A)(B)(C)	5.650	04-22-29	319,000	331,762
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (C)(D)	9.125	03-15-33	398,000	445,153
Exelon Corp. (B)	5.125	03-15-31	136,000	138,437
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%) (A)(B)	6.500	03-15-55	54,000	53,687
Georgia Power Company (B)	4.950	05-17-33	144,000	143,634
Monongahela Power Company (B)(C)	5.400	12-15-43	50,000	47,989
NextEra Energy Capital Holdings, Inc. (B)	5.000	07-15-32	90,000	89,790
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	125,000	125,264
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55	45,000	45,250
NextEra Energy Capital Holdings, Inc. (6.700% to 9-1-29, then 5 Year CMT + 2.364%)	6.700	09-01-54	109,000	109,884
NRG Energy, Inc. (C)	3.625	02-15-31	132,000	118,638
NRG Energy, Inc. (C)	3.875	02-15-32	291,000	260,281
NRG Energy, Inc. (B)(C)	4.450	06-15-29	194,000	188,910
NRG Energy, Inc.	5.750	01-15-28	250,000	250,971
NRG Energy, Inc. (C)	5.750	07-15-29	201,000	200,054
NRG Energy, Inc. (C)	6.000	02-01-33	126,000	124,678
NRG Energy, Inc. (C)	6.250	11-01-34	126,000	125,806
NRG Energy, Inc. (B)(C)	7.000	03-15-33	240,000	258,582
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (C)(D)	10.250	03-15-28	289,000	316,613
Pacific Gas & Electric Company (B)	4.950	07-01-50	117,000	94,247
Pacific Gas & Electric Company (B)	5.800	05-15-34	179,000	178,669
PacifiCorp (7.375% to 9-15-30, then 5 Year CMT + 3.319%)	7.375	09-15-55	189,000	191,849
21	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	292,000	$283,471
Progress Energy, Inc. (B)	7.750	03-01-31	470,000	538,257
The Southern Company (B)	5.200	06-15-33	83,000	83,519
The Southern Company (B)	5.700	03-15-34	209,000	216,080
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	225,000	229,210
Gas utilities 0.1%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (C)	7.200	10-15-54	86,000	83,989
Independent power and renewable electricity producers 1.3%
AES Panama Generation Holdings SRL (C)	4.375	05-31-30	220,923	193,208
Alpha Generation LLC (C)	6.750	10-15-32	89,000	90,701
Lightning Power LLC (C)	7.250	08-15-32	158,000	163,693
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (C)(D)	8.000	10-15-26	141,000	144,110
Vistra Operations Company LLC (B)(C)	3.700	01-30-27	486,000	477,599
Vistra Operations Company LLC (B)(C)	4.300	07-15-29	441,000	431,265
Vistra Operations Company LLC (C)	6.875	04-15-32	96,000	99,435
Vistra Operations Company LLC (B)(C)	6.950	10-15-33	213,000	228,718
Multi-utilities 1.0%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%) (A)(B)	6.850	02-15-55	74,000	73,891
CenterPoint Energy, Inc. (7.000% to 2-15-30, then 5 Year CMT + 3.254%)	7.000	02-15-55	266,000	271,670
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%) (A)(B)	6.875	02-01-55	171,000	175,844
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	120,000	124,590
NiSource, Inc. (B)	5.350	04-01-34	165,000	166,089
NiSource, Inc. (B)	5.400	06-30-33	115,000	115,767
Sempra (B)	5.500	08-01-33	224,000	225,466
Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	176,000	160,528

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	170,000	164,153
Municipal bonds 0.1% (0.1% of Total investments)				$125,548
(Cost $176,000)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	176,000	125,548
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	22

	Rate (%)	Maturity date	Par value^	Value

Term loans (F) 0.5% (0.3% of Total investments)				$704,660
(Cost $721,607)
Financials 0.1%				152,727
Insurance 0.1%
AmWINS Group, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	6.572	01-30-32	153,615	152,727
Health care 0.1%				77,959
Pharmaceuticals 0.1%
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan (1 month CME Term SOFR + 4.000%)	8.322	04-23-31	80,595	77,959
Industrials 0.2%				315,656
Commercial services and supplies 0.2%
GFL Environmental, Inc., 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.819	02-04-32	96,000	94,560
Gloves Buyer, Inc., 2025 Term Loan (G)	TBD	01-17-32	232,000	221,096
Information technology 0.0%				42,785
Software 0.0%
Clearwater Analytics LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.250%)	6.529	04-21-32	43,000	42,785
Materials 0.1%				115,533
Construction materials 0.1%

Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	6.572	02-10-32	118,000	115,533
Collateralized mortgage obligations 9.7% (5.9% of Total investments)				$13,570,726
(Cost $16,489,931)
Commercial and residential 8.1%				11,355,770
Angel Oak Mortgage Trust LLC
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (C)	4.800	11-26-68	162,540	162,083
BAHA Trust
Series 2024-MAR, Class A (C)(H)	6.171	12-10-41	231,000	238,470
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (C)(H)	3.843	11-05-32	175,000	132,381
Barclays Commercial Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	64,969	63,807
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	110,847	108,074
Series 2024-5C29, Class A3	5.208	09-15-57	63,000	64,379
Series 2024-5C31, Class A3	5.609	12-15-57	66,000	68,390
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	91,705	89,805
Series 2024-V12, Class A3	5.738	12-15-57	218,000	226,930
BMO Mortgage Trust
23	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2024-5C8, Class A3 (H)	5.625	12-15-57	68,000	$70,401
BRAVO Residential Funding Trust
Series 2023-NQM7, Class A2 (7.383% to 10-1-27, then 8.383% thereafter) (C)	7.383	09-25-63	509,494	517,241
BX Trust
Series 2019-OC11, Class A (C)	3.202	12-09-41	96,000	89,066
Series 2022-CLS, Class A (C)	5.760	10-13-27	221,000	224,000
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (C)(H)	6.015	10-12-40	177,000	182,437
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.577	05-10-51	3,783,430	43,004
Ellington Financial Mortgage Trust
Series 2022-4, Class A1 (5.900% to 12-1-26, then 6.900% thereafter) (C)	5.900	09-25-67	341,258	343,045
Series 2023-1, Class A1 (5.732% to 1-1-27, then 6.732% thereafter) (C)	5.732	02-25-68	350,111	349,382
GCAT Trust
Series 2023-NQM2, Class A1 (5.837% to 1-1-27, then 6.837% thereafter) (C)	5.837	11-25-67	359,927	359,648
Series 2023-NQM3, Class A1 (6.889% to 9-1-27, then 7.889% thereafter) (C)	6.889	08-25-68	324,282	328,756
GS Mortgage-Backed Securities Trust
Series 2023-CCM1, Class A1 (C)(H)	6.650	08-25-53	313,682	315,269
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (C)	0.350	05-19-37	2,038,138	31,225
Series 2007-4, Class ES IO	0.350	07-19-47	2,093,038	33,117
Series 2007-6, Class ES IO (C)	0.343	08-19-37	2,240,435	37,058
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A (C)(H)	5.649	01-13-40	100,000	102,764
Imperial Fund Mortgage Trust
Series 2023-NQM1, Class A1 (5.941% to 1-1-27, then 6.941% thereafter) (C)	5.941	02-25-68	322,987	323,184
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (C)	2.812	01-16-37	195,000	173,063
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (C)(H)	4.460	01-15-43	175,000	160,001
New Residential Mortgage Loan Trust
Series 2022-NQM4, Class A1 (5.000% to 6-1-26, then 6.000% thereafter) (C)	5.000	06-25-62	472,873	468,787
Series 2023-NQM1, Class A1A (6.864% to 9-1-27, then 7.864% thereafter) (C)	6.864	10-25-63	351,220	354,755
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A (C)(H)	4.455	11-05-41	115,000	112,360
OBX Trust
Series 2022-NQM7, Class A1 (5.110% to 8-1-26, then 6.110% thereafter) (C)	5.110	08-25-62	440,283	438,349
Series 2023-NQM5, Class A1A (6.567% to 6-1-27, then 7.567% thereafter) (C)	6.567	06-25-63	303,574	306,666
Series 2024-NQM11, Class A2 (C)	6.128	06-25-64	499,580	503,388
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	24

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
ROCK Trust
Series 2024-CNTR, Class A (C)	5.388	11-13-41	375,000	$381,966
Series 2024-CNTR, Class D (C)	7.109	11-13-41	234,000	244,089
Starwood Mortgage Residential Trust
Series 2022-4, Class A1 (5.192% to 6-1-26, then 6.192% thereafter) (C)	5.192	05-25-67	350,011	351,058
Towd Point Mortgage Trust
Series 2019-1, Class A1 (C)(H)	3.750	03-25-58	99,419	96,678
Series 2024-4, Class A1A (C)(H)	4.447	10-27-64	92,309	91,605
Verus Securitization Trust
Series 2023-2, Class A1 (6.193% to 3-1-27, then 7.193% thereafter) (C)	6.193	03-25-68	308,412	308,995
Series 2023-5, Class A1 (6.476% to 6-1-27, then 7.476% thereafter) (C)	6.476	06-25-68	279,957	281,784
Series 2023-6, Class A1 (6.665% to 9-1-27, then 7.665% thereafter) (C)	6.665	09-25-68	352,847	356,048
Series 2023-8, Class A2 (6.664% to 12-1-27, then 7.664% thereafter) (C)	6.664	12-25-68	340,975	344,503
Series 2023-INV1, Class A1 (5.999% to 2-1-27, then 6.999% thereafter) (C)	5.999	02-25-68	1,357,057	1,357,639
Series 2024-1, Class A3 (6.118% to 1-1-28, then 7.118% thereafter) (C)	6.118	01-25-69	519,141	520,120
U.S. Government Agency 1.6%				2,214,956
Government National Mortgage Association
Series 2012-114, Class IO	0.629	01-16-53	408,650	6,459
Series 2016-174, Class IO	0.889	11-16-56	606,629	25,711
Series 2017-109, Class IO	0.229	04-16-57	735,010	9,652
Series 2017-124, Class IO	0.626	01-16-59	618,789	21,820
Series 2017-135, Class IO	0.698	10-16-58	1,021,982	34,045
Series 2017-140, Class IO	0.486	02-16-59	552,715	15,369
Series 2017-20, Class IO	0.518	12-16-58	1,245,817	28,665
Series 2017-22, Class IO	0.746	12-16-57	347,358	12,576
Series 2017-46, Class IO	0.651	11-16-57	921,819	35,174
Series 2017-61, Class IO	0.700	05-16-59	407,420	14,897
Series 2017-74, Class IO	0.418	09-16-58	1,098,832	19,315
Series 2018-114, Class IO	0.591	04-16-60	596,507	23,922
Series 2018-158, Class IO	0.794	05-16-61	1,183,987	70,668
Series 2018-35, Class IO	0.541	03-16-60	1,445,357	47,296
Series 2018-43, Class IO	0.455	05-16-60	1,560,819	50,836
Series 2018-69, Class IO (B)	0.607	04-16-60	607,560	27,764
Series 2018-9, Class IO	0.444	01-16-60	1,153,736	34,517
Series 2019-131, Class IO	0.803	07-16-61	894,142	51,830
Series 2020-100, Class IO	0.786	05-16-62	1,044,767	63,610
Series 2020-108, Class IO	0.847	06-16-62	1,169,360	68,583
Series 2020-114, Class IO	0.800	09-16-62	2,481,266	136,109
Series 2020-118, Class IO	0.884	06-16-62	1,802,813	96,210
25	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2020-119, Class IO	0.607	08-16-62	1,000,458	$47,278
Series 2020-120, Class IO	0.769	05-16-62	560,685	33,708
Series 2020-137, Class IO	0.797	09-16-62	2,878,064	169,011
Series 2020-150, Class IO	0.965	12-16-62	1,600,168	113,601
Series 2020-170, Class IO	0.835	11-16-62	2,152,705	141,010
Series 2021-203, Class IO	0.870	07-16-63	1,722,842	113,804
Series 2021-3, Class IO	0.870	09-16-62	2,759,381	178,863
Series 2021-40, Class IO (B)	0.822	02-16-63	670,172	41,828
Series 2022-150, Class IO	0.822	06-16-64	250,470	14,711
Series 2022-17, Class IO (B)	0.802	06-16-64	1,452,019	83,072
Series 2022-181, Class IO	0.719	07-16-64	773,724	48,077
Series 2022-21, Class IO (B)	0.784	10-16-63	638,485	36,508
Series 2022-53, Class IO	0.708	06-16-64	2,409,562	113,877
Series 2023-197, Class IO	1.240	09-16-65	509,524	44,015

Series 2024-179, Class XI IO	0.831	12-16-66	1,893,262	140,565
Asset-backed securities 10.5% (6.4% of Total investments)				$14,715,760
(Cost $14,672,215)
Asset-backed securities 10.5%				14,715,760
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (C)	3.199	12-29-30	67,180	65,951
Aligned Data Centers Issuer LLC
Series 2023-2A, Class A2 (C)	6.500	11-16-48	164,000	165,934
Ally Auto Receivables Trust
Series 2022-3, Class A4	5.070	10-16-28	500,000	502,884
American Express Credit Account Master Trust
Series 2023-4, Class A	5.150	09-15-30	670,000	691,171
Aqua Finance Trust
Series 2021-A, Class A (C)	1.540	07-17-46	52,652	48,608
ARI Fleet Lease Trust
Series 2023-B, Class A2 (C)	6.050	07-15-32	267,411	269,509
Avis Budget Rental Car Funding AESOP LLC
Series 2023-1A, Class A (C)	5.250	04-20-29	580,000	589,129
Carmax Auto Owner Trust
Series 2023-3, Class A4	5.260	02-15-29	100,000	101,881
CARS-DB7 LP
Series 2023-1A, Class A1 (C)	5.750	09-15-53	413,417	417,298
Chesapeake Funding II LLC
Series 2023-2A, Class A1 (C)	6.160	10-15-35	394,141	399,697
CLI Funding VIII LLC
Series 2023-1A, Class A (C)	6.310	06-18-48	399,662	400,187
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (C)	5.250	02-25-49	160,000	161,408
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (C)	5.835	02-25-50	73,000	73,989
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	14,518	6,243
CyrusOne Data Centers Issuer I LLC
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	26

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Series 2023-1A, Class A2 (C)	4.300	04-20-48	262,000	$254,860
Series 2024-2A, Class A2 (C)	4.500	05-20-49	243,000	234,953
DB Master Finance LLC
Series 2017-1A, Class A2II (C)	4.030	11-20-47	158,100	155,268
Dell Equipment Finance Trust
Series 2023-2, Class A3 (C)	5.650	01-22-29	327,635	328,988
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (C)	3.475	04-15-49	80,000	75,246
Ford Credit Auto Lease Trust
Series 2023-B, Class A4	5.870	01-15-27	175,000	176,173
Ford Credit Auto Owner Trust
Series 2022-D, Class A3	5.270	05-17-27	246,842	247,618
Series 2023-2, Class A (C)	5.280	02-15-36	512,000	526,798
Frontier Issuer LLC
Series 2024-1, Class C (C)	11.160	06-20-54	81,000	89,398
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class A4	4.590	07-17-28	290,000	291,544
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (C)	4.980	12-11-36	127,000	129,856
GMF Floorplan Owner Revolving Trust
Series 2023-2, Class A (C)	5.340	06-15-30	675,000	694,786
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (C)	3.208	01-22-29	90,002	89,248
Series 2021-1A, Class A2 (C)	2.773	04-20-29	154,393	152,823
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (C)	3.939	02-01-62	245,000	237,703
Hotwire Funding LLC
Series 2023-1A, Class A2 (C)	5.687	05-20-53	700,000	703,192
Series 2024-1A, Class A2 (C)	5.893	06-20-54	51,000	51,676
Invitation Homes Trust
Series 2024-SFR1, Class A (C)	4.000	09-17-41	244,581	236,727
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (C)	5.636	02-15-55	114,000	113,449
Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A4	5.250	02-15-29	500,000	506,023
Series 2023-1, Class A4	4.310	04-16-29	290,000	289,991
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 (C)	6.560	04-20-53	170,000	174,588
MVW LLC
Series 2020-1A, Class D (C)	7.140	10-20-37	469,310	465,349
Neighborly Issuer LLC
Series 2021-1A, Class A2 (C)	3.584	04-30-51	456,960	425,843
Series 2022-1A, Class A2 (C)	3.695	01-30-52	206,078	188,720
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1 (C)	2.410	10-20-61	162,000	147,192
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (C)	3.104	07-25-26	28,504	27,645
PFS Financing Corp.
Series 2023-B, Class A (C)	5.270	05-15-28	335,000	337,462
27	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Progress Residential Trust
Series 2025-SFR1, Class A (C)	3.400	02-17-42	161,000	$151,142
Series 2025-SFR2, Class A (C)	3.305	04-17-42	109,000	101,805
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (C)	5.000	09-15-48	275,000	272,885
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (C)	6.174	01-25-54	102,700	105,408
Sesac Finance LLC
Series 2019-1, Class A2 (C)	5.216	07-25-49	341,185	337,852
SMB Private Education Loan Trust
Series 2024-A, Class A1A (C)	5.240	03-15-56	215,371	217,781
Series 2024-E, Class A1A (C)	5.090	10-16-56	160,499	161,814
Sonic Capital LLC
Series 2020-1A, Class A2I (C)	3.845	01-20-50	302,207	295,228
Subway Funding LLC
Series 2024-1A, Class A2I (C)	6.028	07-30-54	112,435	113,715
Series 2024-1A, Class A2II (C)	6.268	07-30-54	100,495	102,182
Series 2024-3A, Class A23 (C)	5.914	07-30-54	242,780	240,858
Sunbird Engine Finance LLC
Series 2020-1A, Class A (C)	3.671	02-15-45	140,093	136,409
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (C)	5.436	06-25-54	370,000	367,468
Series 2025-1A, Class A2 (C)	5.036	03-25-55	238,000	231,614
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (C)	5.877	04-20-55	93,000	94,924
VR Funding LLC
Series 2020-1A, Class A (C)	2.790	11-15-50	194,044	182,598
Willis Engine Structured Trust V
Series 2020-A, Class A (C)	3.228	03-15-45	90,463	85,865
Wingstop Funding LLC
Series 2024-1A, Class A2 (C)	5.858	12-05-54	104,000	105,463
Zayo Issuer LLC
Series 2025-1A, Class A2 (C)	5.648	03-20-55	163,000	163,741

	Shares	Value
Common stocks 0.0% (0.0% of Total investments)		$18,570
(Cost $188,240)
Energy 0.0%		18,570
Oil, gas and consumable fuels 0.0%

Altera Infrastructure LP (I)	743	18,570
Preferred securities 0.2% (0.1% of Total investments)		$344,439
(Cost $394,505)
Communication services 0.1%		121,335
Wireless telecommunication services 0.1%
Telephone & Data Systems, Inc., 6.625% (B)	5,825	121,335
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	28

	Shares	Value
Financials 0.1%		$223,104
Banks 0.1%
Wells Fargo & Company, 7.500%	192	223,104

	Yield (%)	Shares	Value
Short-term investments 2.9% (1.8% of Total investments)			$4,043,992
(Cost $4,044,012)
Short-term funds 2.9%			4,043,992
John Hancock Collateral Trust (J)	4.2081(K)	404,270	4,043,992

Total investments (Cost $235,746,484) 163.7%	$229,639,070
Other assets and liabilities, net (63.7%)	(89,392,530)
Total net assets 100.0%	$140,246,540

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is on loan as of 4-30-25, and is a component of the fund’s leverage under the Liquidity Agreement. The value of securities on loan amounted to $12,479,086.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 4-30-25 was $111,636,453.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $55,873,518 or 39.8% of the fund’s net assets as of 4-30-25.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Non-income producing security.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(K)	The rate shown is the annualized seven-day yield as of 4-30-25.
29	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	25,000,000	USD	Fixed 4.191%	USD SOFR Compounded OIS(a)	Annual	Quarterly	Jun 2026	—	$(948,569)	$(948,569)
Centrally cleared	25,000,000	USD	Fixed 3.908%	USD SOFR Compounded OIS(a)	Annual	Quarterly	Jan 2027	—	(439,305)	(439,305)
								—	$(1,387,874)	$(1,387,874)

(a)	At 4-30-25, the overnight SOFR was 4.410%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
At 4-30-25, the aggregate cost of investments for federal income tax purposes was $236,274,447. Net unrealized depreciation aggregated to $8,023,251, of which $1,886,273 related to gross unrealized appreciation and $9,909,524 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	30

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $231,702,472)	$225,595,078
Affiliated investments, at value (Cost $4,044,012)	4,043,992
Total investments, at value (Cost $235,746,484)	229,639,070
Receivable for centrally cleared swaps	474,052
Dividends and interest receivable	2,024,514
Receivable for investments sold	207,021
Other assets	24,914
Total assets	232,369,571
Liabilities
Liquidity agreement	91,300,000
Payable for investments purchased	379,679
Interest payable	382,699
Payable to affiliates
Accounting and legal services fees	3,985
Trustees’ fees	31
Other liabilities and accrued expenses	56,637
Total liabilities	92,123,031
Net assets	$140,246,540
Net assets consist of
Paid-in capital	$175,067,707
Total distributable earnings (loss)	(34,821,167)
Net assets	$140,246,540

Net asset value per share
Based on 11,646,585 shares of beneficial interest outstanding - unlimited number of shares authorized with no par value	$12.04
31	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-25 (unaudited)

Investment income
Interest	$6,170,631
Dividends from affiliated investments	49,344
Dividends	39,247
Total investment income	6,259,222
Expenses
Investment management fees	631,335
Interest expense	2,343,824
Accounting and legal services fees	12,496
Transfer agent fees	28,780
Trustees’ fees	27,391
Custodian fees	14,337
Printing and postage	14,216
Professional fees	35,588
Stock exchange listing fees	11,755
Other	5,016
Total expenses	3,124,738
Less expense reductions	(10,202)
Net expenses	3,114,536
Net investment income	3,144,686
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(527,775)
Affiliated investments	368
Swap contracts	148,825
(378,582)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	558,431
Affiliated investments	(171)
Swap contracts	(306,299)
251,961
Net realized and unrealized loss	(126,621)
Increase in net assets from operations	$3,018,065
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	32

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-25 (unaudited)	Year ended 10-31-24
Increase (decrease) in net assets
From operations
Net investment income	$3,144,686	$5,043,346
Net realized loss	(378,582)	(1,656,618)
Change in net unrealized appreciation (depreciation)	251,961	15,524,510
Increase in net assets resulting from operations	3,018,065	18,911,238
Distributions to shareholders
From earnings	(3,884,137)	(5,430,804)
Total distributions	(3,884,137)	(5,430,804)
Total increase (decrease)	(866,072)	13,480,434
Net assets
Beginning of period	141,112,612	127,632,178
End of period	$140,246,540	$141,112,612
Share activity
Shares outstanding
Beginning of period	11,646,585	11,646,585
End of period	11,646,585	11,646,585
33	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CASH FLOWS For the six months ended 4-30-25 (unaudited)

Cash flows from operating activities
Net increase in net assets from operations	$3,018,065
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Long-term investments purchased	(62,228,374)
Long-term investments sold	60,432,109
Net purchases and sales of short-term investments	2,639,827
Net amortization of premium (discount)	158,024
(Increase) Decrease in assets:
Receivable for centrally cleared swaps	210,691
Dividends and interest receivable	(130,487)
Receivable for investments sold	550,554
Other assets	(7,108)
Increase (Decrease) in liabilities:
Payable for investments purchased	(573,357)
Payable for delayed delivery securities purchased	(75,000)
Interest payable	(52,066)
Payable to affiliates	(3,050)
Other liabilities and accrued expenses	(46,674)
Net change in unrealized (appreciation) depreciation on:
Investments	(558,260)
Net realized (gain) loss on:
Investments	531,768
Net cash provided by operating activities	$3,866,662
Cash flows provided by (used in) financing activities
Distributions to shareholders	$(3,884,137)
Net cash used in financing activities	$(3,884,137)
Net decrease in cash	$(17,475)
Cash at beginning of period	$17,475
Cash at end of period	—
Supplemental disclosure of cash flow information:
Cash paid for interest	$(2,395,890)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	34

Financial highlights
Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$12.12	$10.96	$11.35	$15.90	$15.95	$15.57
Net investment income[2]	0.27	0.43	0.37	0.56	0.71	0.65
Net realized and unrealized gain (loss) on investments	(0.02)	1.20	(0.35)	(4.19)	0.12	0.48
Total from investment operations	0.25	1.63	0.02	(3.63)	0.83	1.13
Less distributions
From net investment income	(0.33)	(0.47)	(0.41)	(0.70)	(0.84)	(0.75)
From net realized gain	—	—	—	(0.22)	(0.04)	—
Total distributions	(0.33)	(0.47)	(0.41)	(0.92)	(0.88)	(0.75)
Net asset value, end of period	$12.04	$12.12	$10.96	$11.35	$15.90	$15.95
Per share market value, end of period	$11.36	$11.40	$9.80	$10.48	$15.46	$15.44
Total return at net asset value (%)[3,4]	2.29[5]	15.30	0.35	(23.60)	5.36	7.78
Total return at market value (%)[3]	2.61[5]	21.28	(2.82)	(27.45)	5.83	11.42
Ratios and supplemental data
Net assets, end of period (in millions)	$140	$141	$128	$132	$185	$186
Ratios (as a percentage of average net assets):
Expenses before reductions	4.49[6]	5.07	4.90	2.10	1.30	1.67
Expenses including reductions[7]	4.48[6]	5.06	4.89	2.08	1.29	1.66
Net investment income	4.52[6]	3.61	3.12	4.13	4.42	4.15
Portfolio turnover (%)	27	72	148	101	60	66
Senior securities
Total debt outstanding end of period (in millions)	$91	$91	$91	$91	$91	$91
Asset coverage per $1,000 of debt[8]	$2,536	$2,546	$2,398	$2,448	$3,028	$3,035

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total return based on net asset value reflects changes in the fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that distributions from income, capital gains and tax return of capital, if any, were reinvested.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Expenses including reductions excluding interest expense were 1.11% (annualized), 1.10%, 1.17%, 1.01%, 0.94% and 0.95% for the periods ended 4-30-25, 10-31-24, 10-31-23, 10-30-22, 10-31-21 and 10-31-20, respectively.
[8]	Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end (Note 8). As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.
35	JOHN HANCOCK Income Securities Trust | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Income Securities Trust (the fund) is a closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act).
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology
SEMIANNUAL REPORT | JOHN HANCOCK Income Securities Trust	36

used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2025, by major security category or type:
	Total value at 4-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$97,946,752	—	$97,946,752	—
Corporate bonds	98,168,623	—	98,168,623	—
Municipal bonds	125,548	—	125,548	—
Term loans	704,660	—	704,660	—
Collateralized mortgage obligations	13,570,726	—	13,570,726	—
Asset-backed securities	14,715,760	—	14,715,760	—
Common stocks	18,570	—	18,570	—
Preferred securities	344,439	$344,439	—	—
Short-term investments	4,043,992	4,043,992	—	—
Total investments in securities	$229,639,070	$4,388,431	$225,250,639	—
Derivatives:
Liabilities
Swap contracts	$(1,387,874)	—	$(1,387,874)	—
The fund holds liabilities for which the fair value approximates the carrying amount for financial statement purposes. As of April 30, 2025, the liability for the fund’s Liquidity agreement on the Statement of assets and liabilities is categorized as Level 2 within the disclosure hierarchy.
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through
37	JOHN HANCOCK Income Securities Trust | SEMIANNUAL REPORT

securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital and/or capital gain, if any, are recorded as a reduction of cost of investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Statement of cash flows. A Statement of cash flows is presented when a fund has a significant amount of borrowing during the period, based on the average total borrowing in relation to total assets, or when a certain percentage of the fund’s investments is classified as Level 3 in the fair value hierarchy. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the fund’s Statement of assets and liabilities and represents the cash on hand at the fund’s custodian and does not include any short-term investments or collateral on derivative contracts, if any.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2024, the fund has a short-term capital loss carryforward of $6,656,290 and a long-term capital loss carryforward of $21,192,400 available to offset future net realized capital gains. These carryforwards do not expire.
As of October 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
SEMIANNUAL REPORT | JOHN HANCOCK Income Securities Trust	38

Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities and derivative transactions.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for centrally-cleared transactions is included in Receivable/Payable for centrally-cleared swaps in the Statement of assets and liabilities. Securities pledged by the fund for centrally-cleared transactions, if any, are identified in the Fund’s investments.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree
39	JOHN HANCOCK Income Securities Trust | SEMIANNUAL REPORT

or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.
During the six months ended April 30, 2025, the fund used interest rate swap contracts to manage against changes in the liquidity agreement interest rates. The notional values at the period end are representative of the fund’s exposure throughout the period. No new interest rate swap positions were entered into or closed during the six months ended April 30, 2025.
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Swap contracts, at value[1]	Interest rate swaps	—	$(1,387,874)

[1]	Reflects cumulative value of swap contracts. Receivable/payable for centrally cleared swaps, which includes value and margin, are shown separately on the Statement of assets and liabilities.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2025:
Statement of operations location - Net realized gain (loss) on:
Risk	Swap contracts
Interest rate	$148,825
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2025:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Swap contracts
Interest rate	$(306,299)
Note 4—Guarantees and indemnifications
Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, principally owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation (MFC).
SEMIANNUAL REPORT | JOHN HANCOCK Income Securities Trust	40

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of (a) 0.650% of the ﬁrst $150 million of the fund’s average daily managed assets (net assets plus borrowings under the Liquidity Agreement (LA) (see Note 8), (b) 0.375% of the next $50 million of the fund’s average daily managed assets, (c) 0.350% of the next $100 million of the fund’s average daily managed assets and (d) 0.300% of the fund’s average daily managed assets in excess of $300 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an afﬁliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate managed assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amounted to $10,202 for the six months ended April 30, 2025.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2025, were equivalent to a net annual effective rate of 0.54% of the fund’s average daily managed assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended April 30, 2025, amounted to an annual rate of 0.01% of the fund’s average daily managed net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. These Trustees receive from the fund and the other John Hancock closed-end funds an annual retainer. In addition, Trustee out-of-pocket expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
On March 12, 2015, the Board of Trustees approved a share repurchase plan, which is subsequently reviewed by the Board of Trustees each year in December. Under the current share repurchase plan, the fund may purchase in the open market, between January 1, 2025 and December 31, 2025, up to 10% of its outstanding common shares as of December 31, 2024. The share repurchase plan will remain in effect between January 1, 2025 and December 31, 2025.
During the six months ended April 30, 2025 and the year ended October 31, 2024, the fund had no activities under the repurchase program. Shares repurchased and corresponding dollar amounts, if any, are included on the Statements of changes in net assets. The anti-dilutive impacts of these share repurchases, if any, are included on the Financial highlights.
41	JOHN HANCOCK Income Securities Trust | SEMIANNUAL REPORT

Note 7—Leverage risk
The fund utilizes the LA to increase its assets available for investment. When the fund leverages its assets, shareholders bear the expenses associated with the LA and have potential to benefit or be disadvantaged from the use of leverage. The Advisor’s fee is also increased in dollar terms from the use of leverage. Consequently, the fund and the Advisor may have differing interests in determining whether to leverage the fund’s assets. Leverage creates risks that may adversely affect the return for the holders of shares, including:
•	the likelihood of greater volatility of NAV and market price of shares;
•	fluctuations in the interest rate paid for the use of the LA;
•	increased operating costs, which may reduce the fund’s total return;
•	the potential for a decline in the value of an investment acquired through leverage, while the fund’s obligations under such leverage remains fixed; and
•	the fund is more likely to have to sell securities in a volatile market in order to meet asset coverage or other debt compliance requirements.
To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the fund’s return will be greater than if leverage had not been used; conversely, returns would be lower if the cost of the leverage exceeds the income or capital appreciation derived. The use of securities lending to obtain leverage in the fund’s investments may subject the fund to greater risk of loss than would reinvestment of collateral in short term highly rated investments.
In addition to the risks created by the fund’s use of leverage, the fund is subject to the risk that it would be unable to timely, or at all, obtain replacement financing if the LA is terminated. Were this to happen, the fund would be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the fund’s ability to generate income from the use of leverage would be adversely affected.
Note 8—Liquidity Agreement
The fund has entered into a LA with State Street Bank and Trust Company (SSB) that allows it to borrow or otherwise access up to $91.3 million (maximum facility amount) through a line of credit, securities lending and reverse repurchase agreements. The amounts outstanding at April 30, 2025 are shown in the Statement of assets and liabilities as the Liquidity agreement.
The fund pledges its assets as collateral to secure obligations under the LA. The fund retains the risks and rewards of the ownership of assets pledged to secure obligations under the LA and makes these assets available for securities lending and reverse repurchase transactions with SSB acting as the fund’s authorized agent for these transactions. All transactions initiated through SSB are required to be secured with cash collateral received from the securities borrower (the Borrower) or cash is received from the reverse repurchase agreement (Reverse Repo) counterparties. Securities lending transactions will be secured with cash collateral in amounts at least equal to 100% of the market value of the securities utilized in these transactions. Cash received by SSB from securities lending or Reverse Repo transactions is credited against the amounts borrowed under the line of credit. As of April 30, 2025, the LA balance of $91,300,000 was comprised of $78,410,332 from the line of credit and $12,889,668 cash received by SSB from securities lending or Reverse Repo transactions.
Upon return of securities by the Borrower or Reverse Repo counterparty, SSB will return the cash collateral to the Borrower or proceeds from the Reverse Repo, as applicable, which will eliminate the credit against the line of credit and will cause the drawdowns under the line of credit to increase by the amounts returned. Income earned on the loaned securities is retained by SSB, and any interest due on the reverse repurchase agreements is paid by SSB.
SSB has indemnified the fund for certain losses that may arise if the Borrower or a Reverse Repo Counterparty fails to return securities when due. With respect to securities lending transactions, upon a default of the securities borrower, SSB uses the collateral received from the Borrower to purchase replacement securities of the same issue, type, class and series. If the value of the collateral is less than the purchase cost of replacement securities, SSB is
SEMIANNUAL REPORT | JOHN HANCOCK Income Securities Trust	42

responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any of the fund’s losses on the reinvested cash collateral. Although the risk of the loss of the securities is mitigated by receiving collateral from the Borrower or proceeds from the Reverse Repo counterparty and through SSB indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the Borrower or Reverse Repo counterparty fails to return the securities on a timely basis.
Interest charged is at the rate of overnight bank funding rate (OBFR) plus 0.700% and is payable monthly on the aggregate balance of the drawdowns outstanding under the LA. As of April 30, 2025, the fund had an aggregate balance of $91,300,000 at an interest rate of 5.03%, which is reflected in the Liquidity agreement on the Statement of assets and liabilities. During the six months ended April 30, 2025, the average balance of the LA and the effective average annual interest rate were $91,300,000 and 5.18%, respectively.
The fund may terminate the LA with 60 days’ notice. If certain asset coverage and collateral requirements, or other covenants are not met, the LA could be deemed in default and result in termination. Absent a default or facility termination event, SSB is required to provide the fund with 360 days’ notice prior to terminating the LA.
Note 9—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $32,775,929 and $28,587,755, respectively, for the six months ended April 30, 2025. Purchases and sales of U.S. Treasury obligations aggregated $29,452,445 and $31,844,354, respectively, for the six months ended April 30, 2025.
Note 10—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	404,270	$6,683,622	$21,419,489	$(24,059,316)	$368	$(171)	$49,344	—	$4,043,992
Note 11—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
43	JOHN HANCOCK Income Securities Trust | SEMIANNUAL REPORT

Investment objective, principal investment strategies, and principal risks

Unaudited
Investment Objective
The fund’s investment objective is to generate a high level of current income consistent with prudent investment risk.
Principal Investment Strategies
Under normal circumstances the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in income securities. This is a non-fundamental policy and may be changed by the Board of Trustees of the fund provided that shareholders are provided with at least 60 days prior written notice of any change as required by the rules under the 1940 Act. Not more than 20% of the Fund’s total assets will consist of such preferred securities and common stocks believed by the Fund to provide a sufficiently high yield to attain the Fund’s investment objective. Income securities will consist of the following: (i) marketable corporate debt securities, (ii) governmental obligations and (iii) cash and commercial paper.
The Fund will invest at least 75% of its net assets (plus borrowings for investment purposes) in debt securities that are rated, at the time of acquisition, investment grade (i.e., at least “Baa” by Moody’s Investors Service, Inc. (Moody’s) or “BBB” by Standard & Poor’s Global Ratings Inc. (S&P)), or in unrated securities determined by the Fund’s investment advisor or subadvisor to be of comparable credit quality. The Fund can invest up to 25% of its net assets (plus borrowings for investment purposes) in debt securities that are rated, at the time of acquisition, below investment grade (junk bonds) (i.e., rated “Ba” or lower by Moody’s or “BB” or lower by S&P), or in unrated securities determined by the Fund’s advisor or subadvisor to be of comparable quality.
Although the Fund will focus on securities of U.S. issuers, the Fund may invest in securities of corporate and governmental issuers located outside the United States that are payable in U.S. dollars, including emerging markets. The Fund may also invest in mortgage-backed and asset-backed securities, including collateralized mortgage obligations. In addition, the Fund may invest in repurchase agreements.
The Fund may also invest in derivatives such as swaps and reverse repurchase agreements. The Fund intends to use reverse repurchase agreements to obtain investment leverage either alone and/or in combination with other forms of investment leverage or for temporary purposes. The Fund utilizes a liquidity agreement to increase its assets available for investments, and may also seek to obtain additional income or portfolio leverage by making secured loans of its portfolio securities with a value of up to 33 1/3% of its total assets. The Fund may also invest up to 20% of its total assets in illiquid securities.
The Advisor may also take into consideration environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment selection process. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.
Principal Risks
As is the case with all exchange-listed closed-end funds, shares of this fund may trade at a discount or a premium to the fund’s net asset value (NAV). An investment in the fund is subject to investment and market risks, including the possible loss of the entire principal invested.
The fund’s main risks are listed below in alphabetical order, not in order of importance.
Changing distribution level & return of capital risk. There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial tax return of capital. A return of capital is the return of all or a portion of a shareholder’s investment in the fund.
SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	44

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Emerging Markets risk. The risks of investing in foreign securities are magnified in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment and greater social, economic, and political uncertainties than more developed countries.
Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions.
ESG integration risk. The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. The manager may consider these ESG factors on all or a meaningful portion of the fund’s investments.  In certain situations, the extent to which these ESG factors may be applied according to the manager’s integrated investment process may not include U.S. Treasuries, government securities, or other asset classes. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming funds that do not utilize ESG criteria or funds that utilize different ESG criteria. Integration of ESG factors into the fund’s investment process may result in a manager making different investments for the fund than for a fund with a similar investment universe and/or investment style that does not incorporate such considerations in its investment strategy or processes, and the fund’s investment performance may be affected. Because ESG factors are one of many considerations for the fund, the manager may nonetheless include companies with low ESG characteristics or exclude companies with high ESG characteristics in the fund’s investments.
Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payment or repay all or any of the principal borrowed. Changes in a security’s credit qualify may adversely affect fund performance. Additionally, the value of inflation-indexed securities is subject to the effects of changes in market interest rates caused by factors other than inflation. Generally, when real interest rates rise, the value of inflation-indexed securities will fall and the fund’s value may decline as a result of this exposure to these securities.
Foreign securities risk. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.
Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: swaps and
45	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT

reverse repurchase agreements. Swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. An event of default or insolvency of the counterparty to a reverse repurchase agreement could result in delays or restrictions with respect to the fund’s ability to dispose of the underlying securities. In addition, a reverse repurchase agreement may be considered a form of leverage and may, therefore, increase fluctuations in the fund’s NAV.
Illiquid and restricted securities risk. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security’s market price and the fund’s ability to sell the security.
Leveraging risk. Issuing preferred shares or using derivatives may result in a leveraged portfolio. Leveraging long exposures increases a fund’s losses when the value of its investments declines. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The fund also utilizes a Liquidity Agreement to increase its assets available for investment. See “Note 7 —Leverage risk” above.
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Widespread selling of fixed-income securities during periods of reduced demand may adversely impact the price or salability of such securities.
Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.
Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer’s board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock’s value can depend heavily upon the underlying common stock’s value.
U.S. Government agency obligations risk. U.S. government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt securities that they issue are neither guaranteed nor issued by the U.S. government. Such debt securities are subject to the risk of default on the payment of interest and/or principal, similar to the debt securities of private issuers. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.
SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	46

ADDITIONAL INFORMATION

Unaudited
The fund is a closed-end, diversified management investment company, common shares of which were initially offered to the public on February 14, 1973, and are publicly traded on the New York Stock Exchange (the NYSE).
Dividends and distributions
During the six months ended April 30, 2025, distributions from net investment income totaling $0.3335 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:
Payment Date	Income Distributions
December 31, 2024	$0.2017
March 31, 2025	0.1318
Total	$0.3335
Shareholder communication and assistance
If you have any questions concerning the fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the fund to the transfer agent at:
Regular Mail:
Computershare
P.O. Box 43006
Providence, RI 02940-3078
Registered or Overnight Mail:
Computershare
150 Royall Street, Suite 101
Canton, MA 02021
If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.
47	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT

SHAREHOLDER MEETING

The fund held its Annual Meeting of Shareholders on Tuesday, February 18, 2025. The following proposal was considered by the shareholders:
THE PROPOSAL PASSED ON FEBRUARY 18, 2025
PROPOSAL: To elect twelve (12) Trustees to serve until their respective successors have been duly elected and qualified.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	9,052,029.021	350,517.859
James R. Boyle	9,060,203.797	342,343.083
William H. Cunningham	9,041,737.783	360,809.097
Noni L. Ellison	9,057,892.174	344,665.706
Grace K. Fey	9,049,509.191	353,037.689
Dean C. Garfield	9,055,035.983	347,510.897
Deborah C. Jackson	9,054,079.174	348,467.706
Hassell H. McClellan	9,040,644.969	361,901.911
Frances G. Rathke	9,055,426.797	347,120.083
Thomas R. Wright	9,056,594.021	345,952.859

Non-Independent Trustees
Andrew G. Arnott	9,053,586.207	348,960.673
Paul Lorentz	9,053,586.207	348,960.673
SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	48

More information
Trustees
Hassell H. McClellan, Chairperson
Deborah C. Jackson, Vice Chairperson
Andrew G. Arnott†
William K. Bacic#,π
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Paul Lorentz†
Frances G. Rathke*
Thomas R. Wright#
Officers
Kristie M. Feinberg
President
Fernando A. Silva‡
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Jeffrey N. Given, CFA
Spencer Godfrey
Howard C. Greene, CFA
Connor Minnaar, CFA
Pranay Sonalkar, CFA
Custodian
State Street Bank and Trust Company
Transfer agent
Computershare Shareowner Services, LLC
Legal counsel
K&L Gates LLP
Stock symbol
Listed New York Stock Exchange: JHS

* Member of the Audit Committee
# Appointed to serve as Trustee effective August 1, 2024.
π Member of the Audit Committee as of September 24, 2024.
† Non-Independent Trustee
‡ Effective July 1, 2024.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-852-0218.
The report is certified under the Sarbanes-Oxley Act, which requires closed-end funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.
You can also contact us:
800-852-0218	Regular mail:	Express mail:
jhinvestments.com	Computershare P.O. Box 43006 Providence, RI 02940-3078	Computershare 150 Royall St., Suite 101 Canton, MA 02021
49	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT

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John Hancock Investment Management LLC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
MF4442972	P6SA 4/25
6/25

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Refer to information included in Item 1.

(b)Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT. Information included in Item 1, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Item is not applicable at this time

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)Item is not applicable at this time

(b)Item is not applicable at this time

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)Not applicable.

(b) REGISTRANT PURCHASES OF EQUITY SECURITIES

			Total number of	Maximum number of
		Average	shares purchased as	shares that may yet
	Total number of	price per	part of publicly	be purchased under
Period	shares purchased	share	announced plans*	the plans*
Nov-24	-	-	-	1,164,659
Dec-24	-	-	-	1,164,659
Jan-25	-	-	-	1,164,659
Feb-25	-	-	-	1,164,659
Mar-25	-	-	-	1,164,659
Apr-25	-	-	-	1,164,659
Total	-	-

*On March 12, 2015, the Board of Trustees approved a share repurchase plan, which is subsequently reviewed by the Board of Trustees each year in December. Under the current share repurchase plan, the Fund may purchase in the open market, up to 10% of its outstanding common shares as of December 31, 2024. The current share repurchase plan will remain in effect between January 1, 2025 to December 31, 2025.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund did not participate directly in securities lending activities. See Note 8 to financial statements in Item 1.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By:      /s/ Kristie M. Feinberg

Kristie M. Feinberg

President, Principal Executive Officer

Date: June 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Kristie M. Feinberg

Kristie M. Feinberg

President, Principal Executive Officer

Date: June 25, 2025

By:      /s/ Fernando A. Silva

Fernando A. Silva

Chief Financial Officer, Principal Financial Officer

Date: June 25, 2025